Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	$ (27,005,768)	$ (6,005,314)	$ 3,365,002
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Allowance/(Reversal of allowance) for accounts receivable	(5,108,723)	2,149,176	270,649
Allowance/(Reversal of allowance) for prepaid expenses and other current assets	(1,090,759)		1,380,331
Allowance for amount due from a related party		20,887
Impairment on equity investment	150,708
Return of inventories to a related party		(239,330)
Debt relief offered by a related party		(72,819)
Written-down of inventories	557,518	154,664
Interests on loans from shareholder	522,081
Depreciation and amortization	692,775	182,269	173,055
(Gain)/Loss from the disposal of property and equipment	3,442		(31,409)
Gain from the disposal of intangible assets			(22,636)
Loss from the surrender of tenancy	591,980
Gain from the disposal of equity investment	(208,837)
Loss from equity investment	155,734	143,181	156,630
Deferred tax expenses	3,787,692	660,653	534,668
Right-of-use assets amortization	615,968	712,844	1,087,035
Changes in assets and liabilities
Accounts receivable	11,107,280	(15,012,712)	(23,393,437)
Inventories	122,761	(2,130,389)	(495,398)
Contract costs	264,272	1,434,836	(607,850)
Prepaid expenses and other current assets	(2,497,385)	(1,162,117)	(11,120)
Amount due from related parties	47,593		(368,847)
Accounts payable	4,767,425	4,123,775	3,394,069
Deferred revenue	(828,971)	(179,177)	1,038,149
Accrued expenses and other current liabilities	(1,245,200)	5,163,654	2,693,914
Amount due to related parties	(134,560)	100,315	(56,030)
Income tax payable		(16,956)	17,904
Lease payment liabilities	(1,106,876)	(893,276)	(1,071,775)
Prepaid expenses and other, non-current assets	(408,567)	(57,510)	61,130
Accrued liabilities, non-current	458,919		(1,156)
Net cash used in operating activities	(15,789,498)	(10,923,346)	(11,887,122)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,164,442)	(106,814)	(18,853)
Proceeds from disposal of property and equipment			96,112
Purchase of intangible assets	(41,177)	(308)
Purchase of equity method investments		(2,749,294)
Purchase of equity investments	(917,962)
Disposal of equity investments	164,659
Collection of loans to third parties	4,448,587
Loan to third parties	(7,942,875)
Collection of loans to related parties	290,076
Loan to related parties	(13,896,680)
Net cash provided by/(used in) investing activities	(20,059,814)	(2,856,416)	77,259
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings	26,832,747	21,252,786	11,393,910
Repayments of short-term borrowings	(18,297,134)	(10,633,055)	(16,470,788)
Proceeds from interests-free borrowings from related parties		2,315,351	16,764,954
Repayments of interests-free borrowings from related parties	(31,776)	(2,314,311)	(6,893,702)
Proceeds from borrowings from related parties	400,000
Repayments of borrowings from related parties	(1,355,760)
Proceeds from borrowings from third-parties	4,589,812	7,950,661	15,115,236
Repayments of borrowings from third-parties	(6,407,941)	(2,065,948)	(7,716,658)
Repayment of convertible loans	(3,656,872)	(1,634,715)
Deferred offering costs		(1,364,169)
Proceeds from issuance of ordinary shares upon Initial Public Offering, net of issuance cost	34,399,268
Proceeds from issuance of preferred shares	731
Net cash provided by financing activities	36,473,075	13,506,600	12,192,952
Effect of exchange rate changes	(85,466)	(12,439)	101,728
Net change in cash, cash equivalents and restricted cash	538,297	(285,601)	484,817
Cash, cash equivalents and restricted cash, at beginning of year	1,026,245	1,311,846	827,029
Cash, cash equivalents and restricted cash, at end of year	1,564,542	1,026,245	1,311,846
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	3,799,202	609,451	121,666
Income taxes (refund)/paid		2	(36,279)
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Recognition of Right-of-use assets and Lease payment liability	2,793,664	467,359
Accrued expense and other liabilities- non current converted into current	$ 605,609